Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management Tables
Currency risk
Rounded (000’s)	31 December 2017	31 December 2016
Canadian dollars	$6,000	$19,000
United States dollars	$13,000	$59,000